John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 7.4%					$339,593,195
(Cost $296,667,108)
U.S. Government 7.4%					339,593,195
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	19,834,453
Bond	2.750	11-15-42		10,200,000	12,796,617
Bond	3.000	02-15-49		62,535,000	83,584,379
Bond	4.375	02-15-38		40,125,000	60,361,480
Note	0.125	10-31-22		16,000,000	15,993,750
Note	0.250	06-30-25		18,000,000	17,931,797
Note	1.125	02-28-22		7,840,000	7,939,225
Note	2.000	11-15-26		12,370,000	13,463,006
Note	2.375	02-29-24		9,515,000	10,180,307
Note	2.375	04-30-26		5,420,000	5,986,771
Note	2.375	05-15-29		36,715,000	41,631,368
Note	2.625	02-15-29		19,455,000	22,406,688

Treasury Inflation Protected Security	0.125	01-15-30		24,961,230	27,483,354
Foreign government obligations 17.5%					$804,356,764
(Cost $773,412,556)
Australia 0.3%					13,873,075
Commonwealth of Australia	0.250	11-21-24	AUD	7,240,000	5,329,267
New South Wales Treasury Corp.	1.000	02-08-24	AUD	11,360,000	8,543,808
Austria 0.3%					13,800,457
Republic of Austria (A)	0.500	02-20-29	EUR	10,675,000	13,800,457
Brazil 0.2%					7,341,864
Federative Republic of Brazil	10.000	01-01-25	BRL	33,940,000	7,341,864
Canada 2.2%					102,668,065
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	32,440,000	26,601,949
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,078,150
Government of Canada	1.500	09-01-24	CAD	30,820,000	24,769,436
Province of Ontario	2.900	06-02-28	CAD	13,400,000	11,617,564
Province of Ontario	3.450	06-02-45	CAD	11,995,000	11,715,237
Province of Quebec	0.200	04-07-25	EUR	9,160,000	11,198,800
Province of Quebec	1.500	12-15-23	GBP	5,130,000	7,081,616
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,605,313
China 0.2%					7,348,218
People's Republic of China	1.990	04-09-25	CNY	50,640,000	7,348,218
Colombia 0.5%					24,423,931
Republic of Colombia	4.000	02-26-24		12,000,000	12,885,000
Republic of Colombia	10.000	07-24-24	COP	34,094,500,000	11,538,931
Greece 0.5%					24,877,947
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	13,730,160
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	11,147,787
India 0.1%					5,200,488
Republic of India	6.450	10-07-29	INR	373,000,000	5,200,488
Indonesia 3.2%					145,464,443
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,531,275
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,585,184
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,918,727
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	3.850	10-15-30		7,180,000	$8,391,041
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	4,340,323
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	21,702,537
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,630,762
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,469,170
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	18,257,622
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,741,089
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,667,000
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,637,649
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,529,366
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,651,201
Republic of Indonesia	8.375	03-15-24	IDR	83,418,000,000	6,519,671
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,560,994
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	9,248,853
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	6,081,979
Ireland 0.4%					17,438,571
Republic of Ireland	3.400	03-18-24	EUR	12,890,000	17,438,571
Italy 1.0%					45,127,143
Republic of Italy	1.250	02-17-26		7,595,000	7,571,653
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	25,188,265
Republic of Italy (A)	4.750	08-01-23	EUR	9,120,000	12,367,225
Japan 0.9%					42,447,185
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	42,447,185
Malaysia 1.4%					63,637,145
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,562,507
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,604,801
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	12,624,725
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,575,480
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	11,524,154
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,920,463
Government of Malaysia	4.160	07-15-21	MYR	31,363,000	7,825,015
Mexico 0.2%					10,450,943
Government of Mexico	7.750	05-29-31	MXN	183,470,000	10,450,943
Norway 0.9%					40,557,656
Kingdom of Norway (A)	2.000	05-24-23	NOK	196,500,000	23,023,199
Kingdom of Norway (A)	3.750	05-25-21	NOK	153,340,000	17,534,457
Philippines 0.7%					31,131,153
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	21,164,488
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	9,966,665
Portugal 1.7%					76,145,630
Republic of Portugal (A)	0.475	10-18-30	EUR	21,270,000	26,475,047
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	5,748,289
Republic of Portugal (A)	3.850	04-15-21	EUR	17,380,000	21,075,372
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,846,922
Qatar 0.3%					14,333,611
State of Qatar (A)	4.000	03-14-29		6,955,000	8,210,517
State of Qatar (A)	4.817	03-14-49		4,425,000	6,123,094
Saudi Arabia 0.1%					6,116,409
Kingdom of Saudi Arabia (A)	2.900	10-22-25		5,690,000	6,116,409
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Singapore 0.4%					$19,492,762
Republic of Singapore	1.750	04-01-22	SGD	25,635,000	19,492,762
Spain 0.5%					22,718,458
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	11,195,154
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	11,523,304
Sweden 0.5%					20,916,211
Kingdom of Sweden (A)	0.125	04-24-23	EUR	17,240,000	20,916,211
United Arab Emirates 0.8%					38,392,832
Government of Abu Dhabi (A)	0.750	09-02-23		5,855,000	5,863,256
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,718,044
Government of Abu Dhabi (A)	2.500	04-16-25		8,005,000	8,544,217
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,914,644
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	5,352,671
United Kingdom 0.2%					10,452,567
Government of United Kingdom	0.500	07-22-22	GBP	6,795,000	9,135,948

Government of United Kingdom	3.750	09-07-21	GBP	960,000	1,316,619
Corporate bonds 56.8%					$2,606,972,897
(Cost $2,490,687,545)
Communication services 9.9%					452,419,912
Diversified telecommunication services 1.1%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	6,602,480
GCI LLC (A)	4.750	10-15-28		2,850,000	2,996,661
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,665,000	1,736,762
Radiate Holdco LLC (A)	4.500	09-15-26		12,100,000	12,584,000
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	8,967,363
Verizon Communications, Inc.	1.500	09-18-30		5,790,000	5,728,492
Verizon Communications, Inc.	4.329	09-21-28		8,716,000	10,573,525
Entertainment 1.1%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	5,663,175
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24		16,135,000	16,580,487
Netflix, Inc. (A)	3.625	06-15-25		13,500,000	14,310,000
Netflix, Inc.	4.875	04-15-28		425,000	486,625
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	11,146,457
Interactive media and services 0.7%
Alphabet, Inc.	1.100	08-15-30		7,995,000	7,928,673
ANGI Group LLC (A)	3.875	08-15-28		6,920,000	6,842,150
Match Group Holdings II LLC (A)	4.125	08-01-30		7,915,000	8,192,025
TripAdvisor, Inc. (A)	7.000	07-15-25		8,295,000	8,927,494
Twitter, Inc. (A)	3.875	12-15-27		1,327,000	1,388,374
Media 5.7%
Altice Financing SA (A)	5.000	01-15-28		515,000	526,006
Altice Financing SA (A)	7.500	05-15-26		13,845,000	14,606,475
Altice France SA (A)	7.375	05-01-26		5,705,000	5,990,250
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,763,580
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	8,651,147
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	12,247,335
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	15,413,485
CCO Holdings LLC (A)	5.750	02-15-26		2,030,000	2,104,318
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	2,484,691
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	19,513,359
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	9,329,711
CSC Holdings LLC (A)	3.375	02-15-31		3,830,000	3,724,675
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
CSC Holdings LLC (A)	4.625	12-01-30		8,795,000	$9,003,442
CSC Holdings LLC (A)	5.375	02-01-28		10,225,000	10,851,281
CSC Holdings LLC (A)	5.500	05-15-26		4,536,000	4,717,440
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	13,278,190
CSC Holdings LLC (A)	5.750	01-15-30		21,015,000	22,674,975
CSC Holdings LLC	5.875	09-15-22		8,930,000	9,499,288
CSC Holdings LLC (A)	6.500	02-01-29		875,000	978,084
CSC Holdings LLC (A)	7.500	04-01-28		13,955,000	15,557,941
DISH DBS Corp.	5.875	07-15-22		9,270,000	9,736,096
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	17,187,051
Sirius XM Radio, Inc. (A)	4.125	07-01-30		1,005,000	1,052,989
Sirius XM Radio, Inc. (A)	5.375	07-15-26		7,830,000	8,143,200
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	7,995,260
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	5,393,246
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		4,185,000	4,535,494
VTR Comunicaciones SpA (A)(B)	5.125	01-15-28		4,175,000	4,456,938
VTR Finance NV (A)(B)	6.375	07-15-28		3,385,000	3,706,575
WMG Acquisition Corp. (A)	5.500	04-15-26		16,304,000	16,915,400
Wireless telecommunication services 1.3%
Millicom International Cellular SA (A)(B)	4.500	04-27-31		5,685,000	6,131,273
Sprint Corp.	7.125	06-15-24		1,655,000	1,926,006
T-Mobile USA, Inc. (A)	3.750	04-15-27		6,760,000	7,652,996
T-Mobile USA, Inc.	4.500	02-01-26		6,615,000	6,793,605
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,787,894
T-Mobile USA, Inc.	6.500	01-15-26		7,465,000	7,757,628
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	9,483,132
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		17,725,000	18,194,713
Consumer discretionary 5.7%					262,033,760
Automobiles 1.4%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,964,182
Ford Motor Company	8.500	04-21-23		9,865,000	11,067,346
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,416,500
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,915,894
Ford Motor Credit Company LLC	3.350	11-01-22		5,755,000	5,835,570
Ford Motor Credit Company LLC	3.370	11-17-23		7,345,000	7,436,813
Ford Motor Credit Company LLC	3.375	11-13-25		4,630,000	4,645,973
Ford Motor Credit Company LLC	3.813	10-12-21		3,365,000	3,405,801
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,721,194
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,402,369
General Motors Company	6.125	10-01-25		6,990,000	8,418,320
Nissan Motor Company, Ltd. (A)(B)	3.522	09-17-25		6,275,000	6,550,984
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		8,885,000	9,373,675
Hotels, restaurants and leisure 2.7%
ESH Hospitality, Inc. (A)(B)	5.250	05-01-25		7,295,000	7,477,375
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		1,325,000	1,428,509
Hilton Worldwide Finance LLC	4.625	04-01-25		6,820,000	6,977,678
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		15,427,000	15,966,019
MGM Resorts International	4.750	10-15-28		1,060,000	1,103,725
New Red Finance, Inc. (A)	3.875	01-15-28		9,865,000	10,146,153
New Red Finance, Inc. (A)	4.000	10-15-30		20,740,000	20,688,150
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
New Red Finance, Inc. (A)	4.250	05-15-24		7,706,000	$7,862,586
New Red Finance, Inc. (A)	5.750	04-15-25		6,695,000	7,147,984
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	7,077,430
Yum! Brands, Inc.	3.625	03-15-31		17,115,000	17,072,213
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	21,215,606
Household durables 0.4%
Lennar Corp.	4.750	11-29-27		16,840,000	19,976,450
Internet and direct marketing retail 0.7%
Expedia Group, Inc.	3.800	02-15-28		14,000,000	14,689,717
Expedia Group, Inc.	5.000	02-15-26		3,017,000	3,294,131
Expedia Group, Inc. (A)	6.250	05-01-25		10,465,000	11,956,263
Specialty retail 0.3%
Carvana Company (A)	5.875	10-01-28		12,610,000	12,799,150
Consumer staples 3.1%					143,236,108
Beverages 0.2%
Diageo Finance PLC	1.875	03-27-27	EUR	1,536,000	2,043,361
Molson Coors Beverage Company	1.250	07-15-24	EUR	4,750,000	5,826,074
Food and staples retailing 0.0%
Albertsons Companies, Inc. (A)	4.875	02-15-30		845,000	924,177
Food products 2.8%
JBS Investments II GmbH (A)	7.000	01-15-26		11,145,000	12,000,156
Kraft Heinz Foods Company	3.000	06-01-26		17,535,000	18,297,072
Kraft Heinz Foods Company (A)	3.750	04-01-30		4,105,000	4,413,763
Kraft Heinz Foods Company (A)	3.875	05-15-27		3,905,000	4,224,923
Kraft Heinz Foods Company	3.950	07-15-25		3,645,000	4,020,367
Kraft Heinz Foods Company (A)	4.250	03-01-31		18,915,000	20,994,471
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28		335,000	371,850
MARB BondCo PLC (A)	6.875	01-19-25		6,088,000	6,331,520
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,192,639
Post Holdings, Inc. (A)	5.000	08-15-26		15,995,000	16,594,813
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,504,550
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	15,435,013
Post Holdings, Inc. (A)	5.750	03-01-27		19,660,000	20,692,150
Personal products 0.1%
Natura Cosmeticos SA (A)(B)	5.375	02-01-23		4,245,000	4,369,209
Energy 5.5%					253,567,203
Oil, gas and consumable fuels 5.5%
Aker BP ASA (A)	2.875	01-15-26		1,730,000	1,732,609
Aker BP ASA (A)	3.750	01-15-30		11,235,000	11,393,024
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,494,458
Aker BP ASA (A)	5.875	03-31-25		590,000	610,637
Apache Corp. (B)	4.375	10-15-28		1,000,000	1,018,130
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,170,533
Cenovus Energy, Inc.	5.375	07-15-25		2,826,000	3,116,422
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	8,754,722
Cenovus Energy, Inc.	6.750	11-15-39		4,455,000	5,298,260
Enbridge, Inc. (B)	3.125	11-15-29		8,355,000	9,067,894
Enbridge, Inc.	4.250	12-01-26		7,996,000	9,254,523
EOG Resources, Inc.	4.375	04-15-30		7,175,000	8,743,907
EQT Corp.	3.900	10-01-27		1,655,000	1,640,039
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24		13,160,000	$13,291,600
Kinder Morgan, Inc.	4.300	06-01-25		5,250,000	5,971,023
Kinder Morgan, Inc.	4.300	03-01-28		1,650,000	1,912,995
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		13,090,000	13,828,267
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,821,407
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	10,536,968
Petrobras Global Finance BV	5.093	01-15-30		24,014,000	26,351,763
Petrobras Global Finance BV	5.750	02-01-29		8,165,000	9,369,338
Petrobras Global Finance BV	5.999	01-27-28		2,760,000	3,222,576
Petrobras Global Finance BV	6.900	03-19-49		11,065,000	13,443,975
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	9,771,596
Saudi Arabian Oil Company (A)	2.250	11-24-30		3,890,000	3,940,656
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	10,091,235
Saudi Arabian Oil Company (A)	4.250	04-16-39		7,050,000	8,194,717
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	7,052,239
Targa Resources Partners LP (A)	5.500	03-01-30		1,005,000	1,090,043
The Williams Companies, Inc.	3.750	06-15-27		7,035,000	7,899,266
The Williams Companies, Inc.	4.500	11-15-23		6,110,000	6,747,998
The Williams Companies, Inc.	4.550	06-24-24		6,178,000	6,940,056
TransCanada PipeLines, Ltd.	4.250	05-15-28		5,195,000	6,095,053
Valero Energy Corp.	2.850	04-15-25		6,440,000	6,763,772
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,935,502
Financials 11.9%					544,325,390
Banks 7.7%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,802,766
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,717,638
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	5,091,995
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%)	1.319	06-19-26		13,450,000	13,610,033
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31		2,235,000	2,380,075
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%)	2.884	10-22-30		5,645,000	6,169,470
Bank of America Corp.	6.110	01-29-37		10,596,000	15,522,225
Bank of America NA	6.000	10-15-36		3,330,000	4,915,627
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,656,881
BNP Paribas SA (6.625% to 3-25-24, then 5 Year U.S. Swap Rate + 4.149%) (A)(C)	6.625	03-25-24		1,750,000	1,907,500
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) (D)	0.000	03-21-23	EUR	10,835,000	12,993,268
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	1.579	05-04-21	AUD	13,996,000	10,326,512
Citigroup, Inc. (1.678% to 5-15-23, then SOFR + 1.667%)	1.678	05-15-24		10,495,000	10,785,627
Citigroup, Inc.	4.125	07-25-28		7,335,000	8,565,531
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(C)	6.875	09-23-24		1,926,000	2,130,638
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	9,439,388
European Investment Bank (SONIA + 0.350%) (D)	0.404	06-29-23	GBP	6,180,000	8,276,866
European Investment Bank	1.500	05-12-22	NOK	117,270,000	13,404,080
First Horizon Bank	5.750	05-01-30		10,785,000	12,553,200
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,751,511
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	8,077,301
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	10,156,828
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	9,680,000	6,817,495
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	9,169,814
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	32,325,000,000	2,338,755
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	$8,975,658
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31		8,845,000	9,622,902
KfW	2.125	08-15-23	EUR	15,415,000	19,783,410
National Bank of Canada (A)	2.150	10-07-22		7,805,000	8,050,747
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.560	06-21-23	NOK	88,000,000	9,933,052
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.610	06-19-24	NOK	110,000,000	12,432,019
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,599,612
Popular, Inc.	6.125	09-14-23		17,095,000	18,419,863
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,580,277
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(B)(C)	8.000	09-29-25		6,640,000	7,752,200
U.S. Bancorp	0.850	06-07-24	EUR	23,470,000	28,958,630
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	1.376	07-27-21	AUD	9,035,000	6,671,601
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,354,711
Capital markets 1.5%
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	9,706,331
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)	7.500	07-17-23		1,872,000	2,038,046
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		21,000,000	20,737,500
MSCI, Inc. (A)	3.625	09-01-30		3,820,000	3,972,800
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	8,386,625
MSCI, Inc. (A)	4.000	11-15-29		4,680,000	5,009,332
MSCI, Inc. (A)	4.750	08-01-26		2,990,000	3,102,125
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	9,506,057
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	3,374,062
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,664,300
Diversified financial services 1.5%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	10,903,674
Berkshire Hathaway, Inc.	0.000	03-12-25	EUR	10,945,000	13,131,718
European Financial Stability Facility	0.125	10-17-23	EUR	9,250,000	11,272,903
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	3,171,497
GE Capital Funding LLC (A)	4.400	05-15-30		8,105,000	9,332,662
Icahn Enterprises LP	5.250	05-15-27		995,000	1,044,750
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	95,455,647	20,044,724
Insurance 1.2%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	22,090,282
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	12,050,549
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	9,406,501
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,683,246
Health care 5.2%					238,097,213
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	11,115,759
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	22,411,338
Health care providers and services 2.3%
Centene Corp.	3.000	10-15-30		13,780,000	14,505,517
Centene Corp.	3.375	02-15-30		10,480,000	10,984,298
Centene Corp.	4.625	12-15-29		1,000,000	1,096,400
HCA, Inc.	3.500	09-01-30		33,251,000	34,391,909
HCA, Inc.	4.125	06-15-29		13,845,000	15,989,812
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.375	02-01-25		16,935,000	$18,959,241
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	8,148,792
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	8,067,951
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	4,046,309
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	6,324,703
Pharmaceuticals 1.8%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	8,094,029
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,961,106
Bausch Health Companies, Inc. (A)	5.000	01-30-28		14,605,000	14,600,619
Bausch Health Companies, Inc. (A)	5.000	02-15-29		2,155,000	2,169,708
Bausch Health Companies, Inc. (A)	5.250	01-30-30		26,685,000	27,280,342
Bausch Health Companies, Inc. (A)	5.250	02-15-31		2,440,000	2,464,193
Bausch Health Companies, Inc. (A)	5.500	11-01-25		4,675,000	4,815,718
Bausch Health Companies, Inc. (A)	6.250	02-15-29		10,585,000	11,220,100
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,449,369
Industrials 5.1%					231,952,987
Aerospace and defense 0.6%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,568,847
The Boeing Company	5.040	05-01-27		11,170,000	12,794,158
The Boeing Company	5.150	05-01-30		10,560,000	12,396,518
Airlines 1.6%
American Airlines Group, Inc. (A)	5.000	06-01-22		8,485,000	7,021,338
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		6,040,000	5,703,864
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.000	06-10-28		6,185,000	6,125,183
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,003,370
Delta Air Lines, Inc.	3.400	04-19-21		5,845,000	5,852,306
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,578,727
Delta Air Lines, Inc. (A)	4.750	10-20-28		12,900,000	13,886,573
Delta Air Lines, Inc. (A)	7.000	05-01-25		11,720,000	13,387,060
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,860,489
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		8,030,000	8,515,012
Building products 0.3%
Builders FirstSource, Inc. (A)	6.750	06-01-27		1,966,000	2,125,738
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	3,133,548
Owens Corning	3.950	08-15-29		6,190,000	7,077,305
Commercial services and supplies 0.3%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	11,287,088
Prime Security Services Borrower LLC (A)	3.375	08-31-27		1,055,000	1,041,813
Construction and engineering 0.6%
AECOM	5.125	03-15-27		8,062,000	9,009,285
AECOM	5.875	10-15-24		9,935,000	11,027,850
HC2 Holdings, Inc. (A)	11.500	12-01-21		6,468,000	6,338,640
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	6,056,084
Road and rail 0.4%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	8,059,648
Uber Technologies, Inc. (A)	8.000	11-01-26		10,975,000	11,825,563
Trading companies and distributors 0.7%
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(B)(D)	1.264	05-02-21		3,715,000	3,704,598
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	$11,973,221
United Rentals North America, Inc.	3.875	02-15-31		1,350,000	1,410,750
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	7,673,656
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,906,725
Transportation infrastructure 0.5%
Adani Ports & Special Economic Zone, Ltd. (A)(B)	3.950	01-19-22		4,968,000	5,081,317
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	4,136,670
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	8,066,889
JSL Europe SA (A)	7.750	07-26-24		4,070,000	4,323,154
Information technology 2.0%					91,732,001
Electronic equipment, instruments and components 0.1%
CDW LLC	4.250	04-01-28		1,655,000	1,725,338
IT services 0.5%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	6,013,995
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	12,411,295
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,413,693
Gartner, Inc. (A)	3.750	10-01-30		255,000	265,282
Semiconductors and semiconductor equipment 0.6%
Broadcom, Inc.	4.150	11-15-30		10,705,000	12,417,521
Broadcom, Inc.	4.750	04-15-29		12,950,000	15,415,075
Software 0.3%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,530,263
j2 Global, Inc. (A)	4.625	10-15-30		3,555,000	3,687,779
SS&C Technologies, Inc. (A)	5.500	09-30-27		5,755,000	6,157,217
Technology hardware, storage and peripherals 0.5%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	12,302,383
Dell International LLC (A)	4.900	10-01-26		1,650,000	1,926,964
Dell International LLC (A)	8.350	07-15-46		7,209,000	10,465,196
Materials 3.0%					139,673,173
Chemicals 0.3%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,394,000	4,551,086
Braskem Netherlands Finance BV (A)	5.875	01-31-50		3,430,000	3,471,160
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,262,109
NOVA Chemicals Corp. (A)	5.250	06-01-27		1,000,000	1,042,450
Construction materials 0.2%
St. Mary's Cement, Inc. (A)	5.750	01-28-27		4,140,000	4,745,475
Standard Industries, Inc. (A)	3.375	01-15-31		2,575,000	2,584,656
Standard Industries, Inc. (A)	5.000	02-15-27		915,000	959,606
Containers and packaging 2.0%
Ardagh Packaging Finance PLC (A)	4.125	08-15-26		1,655,000	1,717,063
Ball Corp.	2.875	08-15-30		5,485,000	5,457,575
Ball Corp.	4.000	11-15-23		11,735,000	12,506,224
Ball Corp.	4.875	03-15-26		8,590,000	9,667,272
Ball Corp.	5.250	07-01-25		13,700,000	15,720,887
Berry Global, Inc. (A)(B)	5.625	07-15-27		6,805,000	7,247,325
Crown Americas LLC	4.250	09-30-26		1,490,000	1,605,475
Crown Americas LLC	4.500	01-15-23		10,709,000	11,297,995
Crown Cork & Seal Company, Inc.	7.375	12-15-26		10,748,000	13,112,560
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27		13,505,000	13,733,910
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining 0.5%
ArcelorMittal SA	4.550	03-11-26		995,000	$1,090,847
CSN Islands XI Corp. (A)	6.750	01-28-28		9,695,000	10,160,360
Freeport-McMoRan, Inc.	4.625	08-01-30		1,000,000	1,110,000
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	12,629,138
Real estate 1.7%					78,421,098
Equity real estate investment trusts 1.7%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	3,409,387
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,752,916
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,639,225
Crown Castle International Corp.	3.800	02-15-28		7,839,000	8,945,678
Equinix, Inc.	1.000	09-15-25		6,340,000	6,349,653
Equinix, Inc.	2.150	07-15-30		8,034,000	8,185,951
Equinix, Inc.	3.200	11-18-29		6,305,000	6,960,137
MGM Growth Properties Operating Partnership LP (A)	4.625	06-15-25		1,055,000	1,113,025
SBA Communications Corp. (A)	3.875	02-15-27		19,505,000	20,090,150
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,093,334
VICI Properties LP (A)	4.125	08-15-30		9,945,000	10,251,306
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,630,336
Utilities 3.7%					171,514,052
Electric utilities 3.1%
DPL, Inc. (A)	4.125	07-01-25		13,920,000	14,790,000
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,595,136
FirstEnergy Corp.	3.900	07-15-27		9,045,000	9,995,000
FirstEnergy Corp.	7.375	11-15-31		14,135,000	19,283,026
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		2,935,000	3,319,103
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,206,945
NRG Energy, Inc. (A)	3.625	02-15-31		15,175,000	15,744,063
NRG Energy, Inc. (A)	5.250	06-15-29		9,810,000	10,711,735
NRG Energy, Inc.	5.750	01-15-28		85,000	92,765
NRG Energy, Inc.	6.625	01-15-27		21,110,000	22,218,275
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	14,001,960
Vistra Operations Company LLC (A)	3.550	07-15-24		12,720,000	13,685,904
Vistra Operations Company LLC (A)	5.000	07-31-27		3,980,000	4,209,248
Vistra Operations Company LLC (A)	5.625	02-15-27		7,175,000	7,578,953
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,075,559
Independent power and renewable electricity producers 0.4%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,836,350
Greenko Dutch BV (A)	5.250	07-24-24		8,495,000	8,779,583
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,430,920
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,926,194

Engie SA	0.375	06-21-27	EUR	3,300,000	4,033,333
Convertible bonds 2.4%					$110,379,907
(Cost $99,415,124)
Communication services 0.7%					29,774,240
Interactive media and services 0.2%
Match Group Financeco 2, Inc. (A)	0.875	06-15-26		4,530,000	7,723,047
Media 0.5%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,502,888
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Liberty Broadband Corp. (A)	1.250	09-30-50		8,240,000	$8,359,480
Liberty Broadband Corp. (A)	2.750	09-30-50		4,415,000	4,721,076
Liberty Media Corp. (A)	0.500	12-01-50		3,430,000	3,467,749
Consumer discretionary 0.3%					12,681,609
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	680,000,000	12,681,609
Energy 0.2%					11,275,606
Oil, gas and consumable fuels 0.2%
BP Capital Markets PLC	1.000	04-28-23	GBP	8,300,000	11,275,606
Industrials 0.5%					23,841,165
Airlines 0.5%
Air Canada (A)	4.000	07-01-25		955,000	1,426,255
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	15,733,160
Southwest Airlines Company	1.250	05-01-25		4,530,000	6,681,750
Information technology 0.4%					18,686,009
IT services 0.2%
Sabre GLBL, Inc. (A)	4.000	04-15-25		4,245,000	7,184,663
Software 0.2%
Avaya Holdings Corp.	2.250	06-15-23		11,220,000	11,501,346
Utilities 0.3%					14,121,278
Electric utilities 0.3%

NRG Energy, Inc.	2.750	06-01-48		13,080,000	14,121,278
Capital preferred securities 1.3%					$60,120,040
(Cost $58,074,846)
Financials 1.3%					60,120,040
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (D)	1.237	01-15-27		13,280,000	12,485,239
First Maryland Capital II (3 month LIBOR + 0.850%) (D)	1.064	02-01-27		12,524,000	11,626,720
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	01-04-21		18,552,000	17,760,943

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	01-04-21		18,042,000	18,247,138
Collateralized mortgage obligations 1.5%					$70,684,855
(Cost $69,302,679)
Commercial and residential 1.5%					69,430,014
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(E)	3.805	01-25-49		9,404,988	9,737,798
Series 2019-2, Class A1 (A)(E)	3.347	04-25-49		9,235,098	9,532,751
Series 2019-3, Class A1 (A)(E)	2.962	10-25-48		7,404,164	7,627,600
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.061	10-15-36		17,936,982	17,936,979
Series 2020-BXLP, Class A (1 month LIBOR + 0.800%) (A)(D)	0.941	12-15-36		7,767,890	7,758,559
CSMC Trust Series 2019-NQM1, Class A1 (A)	2.656	10-25-59		5,727,362	5,869,439
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(D)	1.029	05-15-35		8,835,883	8,830,503
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47		5,021,290	63,545
Series 2007-4, Class ES IO	0.350	07-19-47		5,427,959	71,811
Series 2007-6, Class ES IO (A)	0.343	08-19-37		4,962,431	69,604
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (A)(E)	2.949	09-06-38	570,000	$607,618
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A (E)	5.458	11-25-34	1,217,273	1,323,807
U.S. Government Agency 0.0%				1,254,841
Federal Home Loan Mortgage Corp. Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.900	03-25-30	1,254,841	1,254,841

Asset backed securities 2.6%				$118,715,635
(Cost $114,071,139)
Asset backed securities 2.6%				118,715,635
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-19-39	13,845,000	14,626,296
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.390	07-25-36	2,019,695	2,011,776
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,658,438	7,862,305
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,378,625	10,653,451
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,781,813	6,096,632
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,812,025	6,154,528
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	1.465	07-25-47	9,462,350	9,477,301
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,738,950	5,974,821
FirstKey Homes Trust Series 2020-SFR2, Class A (A)	1.266	10-19-37	4,030,000	4,036,333
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	1.587	07-17-37	7,715,000	7,652,558
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	4,791,942	4,982,744
Jack In The Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,962,388	7,246,453
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(E)	3.500	08-25-58	10,645,020	11,217,820
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	4,248,106	4,414,006
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,092,600	16,308,611

	Shares	Value
Common stocks 1.2%		$56,992,296
(Cost $73,089,756)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(G)	110,794	0
Consumer discretionary 0.1%		5,755,119
Household durables 0.1%
Lennar Corp., A Shares	75,865	5,755,119
Financials 0.1%		3,954,882
Banks 0.1%
U.S. Bancorp	91,527	3,954,882
Industrials 0.5%		24,987,178
Aerospace and defense 0.5%
The Boeing Company	104,161	21,947,733
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Shares	Value
Industrials (continued)
Construction and engineering 0.0%
HC2 Holdings, Inc. (B)(G)	907,297	$3,039,445
Real estate 0.1%		4,556,867
Equity real estate investment trusts 0.1%
Americold Realty Trust	133,515	4,556,867
Utilities 0.4%		17,738,250
Multi-utilities 0.4%

Dominion Energy, Inc.	176,500	17,738,250
Preferred securities 4.4%		$200,832,496
(Cost $194,196,062)
Communication services 0.1%		6,024,634
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	4,970	6,024,634
Financials 0.9%		40,304,858
Banks 0.9%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	20,522	16,212,380
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	12,425	11,188,713
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,944,288
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,959,477
Health care 0.3%		15,427,246
Health care equipment and supplies 0.3%
Becton, Dickinson and Company, 6.000% (B)	113,050	5,862,773
Danaher Corp., 5.000% (B)	7,335	9,564,473
Industrials 0.8%		35,400,889
Machinery 0.8%
Fortive Corp., 5.000%	23,545	23,659,733
Stanley Black & Decker, Inc., 5.250%	105,700	11,741,156
Information technology 0.3%		11,018,279
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	8,280	11,018,279
Utilities 2.0%		92,656,590
Electric utilities 1.7%
American Electric Power Company, Inc., 6.125%	288,950	14,583,307
NextEra Energy, Inc., 4.872%	353,550	20,007,395
NextEra Energy, Inc., 5.279%	329,050	16,047,769
NextEra Energy, Inc., 6.219%	183,350	8,971,316
The Southern Company, 6.750%	336,250	16,741,888
Multi-utilities 0.3%
DTE Energy Company, 6.250%	339,050	16,304,915

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,064,854
(Cost $1,586,641)
Calls 0.0%		195,660
Over the Counter Option on the GBP vs. NZD (Expiration Date: 12-3-21; Strike Price: GBP 2.02; Counterparty: Citibank, N.A.) (G)(H)	63,950,000	195,660
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Contracts/ Notional amount	Value
Puts 0.0%		$869,194
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-8-21; Strike Price: $1.29; Counterparty: Canadian Imperial Bank of Commerce) (G)(H)	71,380,000	869,194

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.0%				$228,242,351
(Cost $228,262,958)
U.S. Government Agency 0.3%				14,648,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	12-01-20	14,648,000	14,648,000

	Yield (%)	Shares	Value
Short-term funds 1.1%			51,222,351
John Hancock Collateral Trust (I)	0.1952(J)	5,118,550	51,222,351

	Par value^	Value
Repurchase agreement 3.6%		162,372,000
Barclays Tri-Party Repurchase Agreement dated 11-30-20 at 0.070% to be repurchased at $122,879,239 on 12-1-20, collateralized by $116,482,100 U.S. Treasury Notes, 1.625% - 2.750% due 7-31-23 to 2-15-26 (valued at $125,336,919)	122,879,000	122,879,000
Repurchase Agreement with State Street Corp. dated 11-30-20 at 0.000% to be repurchased at $39,493,000 on 12-1-20, collateralized by $39,528,300 U.S. Treasury Notes, 1.375% due 1-31-22 (valued at $40,282,872)	39,493,000	39,493,000

Total investments (Cost $4,398,766,414) 100.1%	$4,597,955,290
Other assets and liabilities, net (0.1%)	(3,185,897)
Total net assets 100.0%	$4,594,769,393

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,836,333,279 or 40.0% of the fund's net assets as of 11-30-20.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $49,437,960.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 11-30-20.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-20:
United States	62.4%
Canada	4.5%
Indonesia	4.2%
Supranational	2.4%
Luxembourg	2.3%
Norway	1.8%
United Kingdom	1.7%
Portugal	1.7%
Brazil	1.6%
Malaysia	1.4%
Other countries	16.0%
TOTAL	100.0%
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,424	Short	Mar 2021	$(196,390,648)	$(196,756,750)	$(366,102)
U.S. Treasury Long Bond Futures	1,609	Short	Mar 2021	(281,207,935)	(281,424,156)	(216,221)
						$(582,323)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	30,255,000	NZD	32,641,514	ANZ	1/27/2021	—	$(669,119)
AUD	57,490,000	NZD	62,664,089	HUS	1/27/2021	—	(1,719,746)
AUD	37,289,054	USD	26,348,230	ANZ	1/27/2021	$1,038,973	—
AUD	49,344,261	USD	34,934,785	GSI	1/27/2021	1,306,447	—
AUD	9,016,953	USD	6,400,523	JPM	1/27/2021	222,040	—
BRL	122,940,182	USD	22,130,747	SSB	1/27/2021	794,718	—
CAD	60,690,000	JPY	4,799,215,888	JPM	1/27/2021	727,254	—
CAD	60,690,000	JPY	4,811,345,885	MSCS	1/27/2021	610,937	—
CAD	40,025,544	NZD	45,560,000	CIBC	1/27/2021	—	(1,118,671)
CAD	13,349,776	NZD	15,143,750	CITI	1/27/2021	—	(336,688)
CAD	26,536,486	NZD	30,347,500	JPM	1/27/2021	—	(841,057)
CAD	26,432,982	NZD	30,355,000	NAB	1/27/2021	—	(926,043)
CAD	13,364,599	NZD	15,143,750	SSB	1/27/2021	—	(325,270)
CAD	120,715,409	USD	91,388,750	CIBC	1/27/2021	1,595,168	—
CAD	39,546,714	USD	29,876,250	CITI	1/27/2021	585,548	—
CAD	40,426,812	USD	31,160,852	GSI	1/27/2021	—	(21,138)
CAD	71,893,366	USD	54,540,577	JPM	1/27/2021	837,000	—
CAD	40,012,650	USD	30,368,750	RBC	1/27/2021	451,947	—
CAD	159,715,499	USD	121,054,423	SSB	1/27/2021	1,970,243	—
EUR	813,851	USD	961,971	BMO	1/27/2021	10,450	—
EUR	31,852,433	USD	37,734,462	CITI	1/27/2021	324,070	—
EUR	85,575,060	USD	101,228,154	GSI	1/27/2021	1,020,271	—
EUR	75,204,862	USD	88,632,770	HUS	1/27/2021	1,224,938	—
EUR	84,586,374	USD	99,708,101	JPM	1/27/2021	1,359,003	—
EUR	124,853,856	USD	147,437,370	MSCS	1/27/2021	1,742,895	—
EUR	130,719,336	USD	154,472,573	SSB	1/27/2021	1,715,997	—
EUR	21,789,411	USD	25,653,937	UBS	1/27/2021	380,902	—
GBP	15,172,500	CAD	25,846,336	HUS	1/27/2021	333,314	—
GBP	15,172,500	CAD	25,818,285	MSCS	1/27/2021	354,921	—
GBP	14,976,250	NZD	29,164,959	CITI	1/27/2021	—	(471,904)
GBP	30,303,400	NZD	58,989,753	JPM	1/27/2021	—	(938,377)
GBP	55,989,678	USD	72,874,966	CITI	1/27/2021	1,822,479	—
GBP	45,457,500	USD	59,030,814	GSI	1/27/2021	1,615,348	—
GBP	54,914,480	USD	71,085,292	HUS	1/27/2021	2,177,700	—
GBP	18,208,500	USD	23,711,897	JPM	1/27/2021	580,588	—
GBP	1,578,564	USD	2,058,937	MSCS	1/27/2021	47,071	—
GBP	49,974,098	USD	65,951,035	SSB	1/27/2021	720,852	—
GBP	36,016,250	USD	47,235,022	UBS	1/27/2021	815,297	—
JPY	4,835,022,195	CAD	60,690,000	MSCS	1/27/2021	—	(383,900)
JPY	1,206,857,890	CAD	15,164,522	RBC	1/27/2021	—	(108,027)
JPY	3,619,019,761	CAD	45,493,567	SSB	1/27/2021	—	(338,982)
JPY	6,594,233,800	USD	63,910,000	BOA	1/27/2021	—	(676,542)
JPY	122,517,708	USD	1,171,519	BNY	1/27/2021	3,329	—
JPY	6,254,765,627	USD	59,751,667	CITI	1/27/2021	226,562	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	1,566,264,314	USD	14,937,917	HUS	1/27/2021	$81,313	—
JPY	312,531,881	USD	2,980,000	JPM	1/27/2021	16,932	—
JPY	1,588,838,407	USD	15,172,500	SCB	1/27/2021	63,197	—
JPY	1,597,643,160	USD	15,172,500	SSB	1/27/2021	147,627	—
JPY	123,149,000	USD	1,179,248	UBS	1/27/2021	1,653	—
MXN	314,151,911	USD	14,506,108	UBS	1/21/2021	956,598	—
MXN	153,613,019	USD	7,050,097	GSI	1/27/2021	505,722	—
NOK	89,590,143	USD	9,588,000	JPM	1/27/2021	485,424	—
NOK	143,060,566	USD	14,942,500	MSCS	1/27/2021	1,143,084	—
NOK	149,191,517	USD	15,980,000	SSB	1/27/2021	794,942	—
NZD	32,792,599	AUD	30,257,895	ANZ	1/27/2021	772,942	—
NZD	15,173,750	CAD	13,114,080	ANZ	1/27/2021	539,276	—
NZD	45,461,250	CAD	39,682,374	CITI	1/27/2021	1,313,758	—
NZD	30,355,000	CAD	26,232,316	SCB	1/27/2021	1,080,610	—
NZD	29,707,938	GBP	15,151,700	CIBC	1/27/2021	618,599	—
NZD	29,615,439	GBP	15,151,700	JPM	1/27/2021	553,734	—
NZD	31,019,529	USD	20,371,097	ANZ	1/27/2021	1,381,586	—
NZD	10,240,896	USD	6,763,528	CIBC	1/27/2021	417,979	—
NZD	13,150,418	USD	8,637,326	CITI	1/27/2021	584,506	—
NZD	106,330,000	USD	69,472,361	GSI	1/27/2021	5,092,368	—
NZD	1,578,459	USD	1,054,909	MSCS	1/27/2021	51,997	—
SGD	30,442,648	USD	22,184,509	CITI	1/27/2021	515,146	—
SGD	51,183,890	USD	37,457,651	GSI	1/27/2021	707,775	—
SGD	73,628,897	USD	53,719,806	HUS	1/27/2021	1,181,809	—
SGD	40,054,248	USD	29,051,108	MSCS	1/27/2021	815,466	—
SGD	18,439,087	USD	13,692,164	RBC	1/27/2021	56,998	—
SGD	30,401,518	USD	22,184,509	UBS	1/27/2021	484,477	—
USD	107,281,989	AUD	148,752,554	ANZ	1/27/2021	—	$(1,970,351)
USD	10,879,453	AUD	15,172,368	CITI	1/27/2021	—	(263,998)
USD	32,370,851	AUD	45,029,604	MSCS	1/27/2021	—	(701,452)
USD	13,044,004	AUD	17,719,340	UBS	1/27/2021	29,914	—
USD	23,093,863	BRL	122,940,182	SSB	1/27/2021	168,398	—
USD	45,545,000	CAD	60,236,201	CIBC	1/27/2021	—	(853,368)
USD	60,626,250	CAD	79,583,977	CITI	1/27/2021	—	(675,203)
USD	16,222,727	CAD	20,968,115	HUS	1/27/2021	71,537	—
USD	60,287,708	CAD	78,982,236	RBC	1/27/2021	—	(550,240)
USD	60,369,423	CAD	79,167,280	SSB	1/27/2021	—	(611,060)
USD	30,655,000	CAD	40,463,795	TD	1/27/2021	—	(513,201)
USD	30,462,917	CAD	39,948,795	UBS	1/27/2021	—	(308,594)
USD	766,209	EUR	646,848	BMO	1/27/2021	—	(6,670)
USD	2,578,332	EUR	2,170,000	CIBC	1/27/2021	—	(14,469)
USD	155,461,583	EUR	131,582,896	CITI	1/27/2021	—	(1,758,802)
USD	249,979,590	EUR	210,302,755	GSI	1/27/2021	—	(1,298,359)
USD	50,643,008	EUR	42,976,298	HUS	1/27/2021	—	(706,752)
USD	4,853,101	EUR	4,106,534	JPM	1/27/2021	—	(53,547)
USD	189,987,801	EUR	160,196,948	MSCS	1/27/2021	—	(1,421,771)
USD	105,815,400	EUR	89,430,142	SSB	1/27/2021	—	(1,039,227)
USD	51,315,356	EUR	43,431,350	UBS	1/27/2021	—	(578,118)
USD	8,908,340	GBP	6,817,675	CITI	1/27/2021	—	(187,317)
USD	65,154,327	GBP	49,737,975	HUS	1/27/2021	—	(1,202,541)
USD	16,026,330	GBP	12,139,000	JPM	1/27/2021	—	(168,660)
USD	39,743,986	GBP	30,123,750	MSCS	1/27/2021	—	(444,978)
USD	39,143,725	GBP	30,280,000	RBC	1/27/2021	—	(1,253,697)
USD	19,705,235	GBP	14,930,000	SCB	1/27/2021	—	(213,309)
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	165,749,622	GBP	126,452,519	SSB	1/27/2021	—	$(2,954,334)
USD	11,927,000	JPY	1,242,748,077	ANZ	1/27/2021	$10,034	—
USD	32,826,667	JPY	3,418,896,496	CITI	1/27/2021	42,168	—
USD	15,977,500	JPY	1,652,131,019	JPM	1/27/2021	134,877	—
USD	47,127,500	JPY	4,867,420,051	MSCS	1/27/2021	452,813	—
USD	17,890,500	JPY	1,865,563,196	SCB	1/27/2021	1,233	—
USD	44,445,043	JPY	4,659,526,733	SSB	1/27/2021	—	(236,113)
USD	15,977,500	JPY	1,657,656,518	TD	1/27/2021	81,892	—
USD	14,344,388	MXN	314,151,911	GSI	1/21/2021	—	(1,118,318)
USD	14,495,925	MXN	314,151,911	UBS	1/27/2021	—	(956,380)
USD	12,784,000	NOK	121,211,688	HUS	1/27/2021	—	(844,919)
USD	27,726,500	NOK	260,053,548	MSCS	1/27/2021	—	(1,513,656)
USD	55,121,470	NZD	81,583,872	ANZ	1/27/2021	—	(2,089,847)
USD	7,041,961	NZD	10,606,319	HUS	1/27/2021	—	(395,802)
USD	6,948,974	NZD	10,234,937	JPM	1/27/2021	—	(228,354)
USD	7,092,424	NZD	10,638,103	RBC	1/27/2021	—	(367,628)
USD	20,925,184	NZD	30,356,667	SCB	1/27/2021	—	(362,661)
USD	10,487,636	NZD	15,178,333	UBS	1/27/2021	—	(156,286)
USD	13,507,238	SGD	18,279,345	GSI	1/27/2021	—	(122,812)
USD	49,195,162	SGD	66,352,781	HUS	1/27/2021	—	(280,995)
USD	53,148,145	SGD	71,478,054	MSCS	1/27/2021	—	(149,688)
USD	142,412,788	SGD	194,533,502	UBS	1/27/2021	—	(2,641,721)
						$47,974,646	$(40,090,662)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.21	Mar 2021	99,155,000	$1,437,747	$(1,334,047)
						$1,437,747	$(1,334,047)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
BNY	The Bank of New York Mellon
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2020, by major security category or type:
	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$339,593,195	—	$339,593,195	—
Foreign government obligations	804,356,764	—	804,356,764	—
Corporate bonds	2,606,972,897	—	2,606,972,897	—
Convertible bonds	110,379,907	—	110,379,907	—
Capital preferred securities	60,120,040	—	60,120,040	—
Collateralized mortgage obligations	70,684,855	—	70,684,855	—
Asset backed securities	118,715,635	—	118,715,635	—
Common stocks	56,992,296	$56,992,296	—	—
Preferred securities	200,832,496	154,935,749	45,896,747	—
Purchased options	1,064,854	—	1,064,854	—
Short-term investments	228,242,351	51,222,351	177,020,000	—
Total investments in securities	$4,597,955,290	$263,150,396	$4,334,804,894	—
Derivatives:
Assets
Forward foreign currency contracts	$47,974,646	—	$47,974,646	—
Liabilities
Futures	(582,323)	$(582,323)	—	—
Forward foreign currency contracts	(40,090,662)	—	(40,090,662)	—
|	21

	Total value at 11-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Written options	$(1,334,047)	—	$(1,334,047)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,118,550	$40,443,487	$94,794,664	$(83,997,320)	$(2,694)	$(15,786)	$72,375	—	$51,222,351
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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